Income Taxes- Expiration period for unrecognized deferred tax assets (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Statement [line items]
Unrecognized deferred tax assets	$ 39,701
Taiwan operations | Expiration Year 2026 To 2030
Statement [line items]
Deductible amount	96,971
Unrecognized deferred tax assets	$ 19,394
Expiration year	2026~2030
Taiwan operations | Expiration Year 2031 To 2035
Statement [line items]
Deductible amount	$ 81,036
Unrecognized deferred tax assets	$ 16,207
Expiration year	2031~2035
Hong Kong operations
Statement [line items]
Deductible amount	$ 1,821
Unrecognized deferred tax assets	$ 150
Expiration year	Indefinitely
US operations | Expiration 2026 to Indefinitely
Statement [line items]
Deductible amount	$ 14,767
Unrecognized deferred tax assets	$ 3,950
Expiration year	2026~Indefinitely